Document and Entity Information	0 Months Ended
May 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	May 28, 2014
Document Effective Date	May 30, 2014
Prospectus Date	May 30, 2014
American Beacon Acadian Emerging Markets Managed Volatility Fund (Prospectus Summary) | American Beacon Acadian Emerging Markets Managed Volatility Fund | A Class
Risk/Return:
Trading Symbol	ACDAX
American Beacon Acadian Emerging Markets Managed Volatility Fund (Prospectus Summary) | American Beacon Acadian Emerging Markets Managed Volatility Fund | C Class
Risk/Return:
Trading Symbol	ACDCX
American Beacon Acadian Emerging Markets Managed Volatility Fund (Prospectus Summary) | American Beacon Acadian Emerging Markets Managed Volatility Fund | Y Class
Risk/Return:
Trading Symbol	ACDYX
American Beacon Acadian Emerging Markets Managed Volatility Fund (Prospectus Summary) | American Beacon Acadian Emerging Markets Managed Volatility Fund | Institutional Class
Risk/Return:
Trading Symbol	ACDIX
American Beacon Acadian Emerging Markets Managed Volatility Fund (Prospectus Summary) | American Beacon Acadian Emerging Markets Managed Volatility Fund | Investor Class
Risk/Return:
Trading Symbol	ACDPX
American Beacon Earnest Partners Emerging Markets Equity Fund (Prospectus Summary) | American Beacon Earnest Partners Emerging Markets Equity Fund | A Class
Risk/Return:
Trading Symbol	ABEAX
American Beacon Earnest Partners Emerging Markets Equity Fund (Prospectus Summary) | American Beacon Earnest Partners Emerging Markets Equity Fund | C Class
Risk/Return:
Trading Symbol	ABETX
American Beacon Earnest Partners Emerging Markets Equity Fund (Prospectus Summary) | American Beacon Earnest Partners Emerging Markets Equity Fund | Y Class
Risk/Return:
Trading Symbol	ABEGX
American Beacon Earnest Partners Emerging Markets Equity Fund (Prospectus Summary) | American Beacon Earnest Partners Emerging Markets Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ABEEX
American Beacon Earnest Partners Emerging Markets Equity Fund (Prospectus Summary) | American Beacon Earnest Partners Emerging Markets Equity Fund | Investor Class
Risk/Return:
Trading Symbol	ABEVX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | A Class
Risk/Return:
Trading Symbol	SGAAX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | C Class
Risk/Return:
Trading Symbol	SGACX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | Y Class
Risk/Return:
Trading Symbol	SGAYX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	SGAGX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | Investor Class
Risk/Return:
Trading Symbol	SGAPX